Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-7.15%
ANZ Group Holdings Ltd.	31,833	$646,392
Aristocrat Leisure Ltd.	39,144	1,727,650
ASX Ltd.	14,725	633,688
BHP Group Ltd.(a)	25,616	677,014
Brambles Ltd.	82,880	1,027,472
CAR Group Ltd.(a)	13,568	366,813
Cochlear Ltd.	3,110	616,393
Coles Group Ltd.(a)	68,812	833,345
Commonwealth Bank of Australia(a)	38,013	3,927,009
Computershare Ltd.	58,349	1,212,186
CSL Ltd.	15,595	2,867,177
Insurance Australia Group Ltd.	258,354	1,435,640
James Hardie Industries PLC, CDI(b)	6,944	254,276
JB Hi-Fi Ltd.	8,776	519,458
Lottery Corp. Ltd. (The)	66,478	224,331
Macquarie Group Ltd.(a)	5,079	764,677
Medibank Pvt. Ltd.(a)	657,152	1,635,349
National Australia Bank Ltd.	36,896	939,804
Orica Ltd.	11,507	135,757
Origin Energy Ltd.	24,489	173,413
QBE Insurance Group Ltd.	39,941	520,391
Qube Holdings Ltd.	83,327	216,048
REA Group Ltd.	4,370	716,065
Reece Ltd.(a)	6,905	115,785
Rio Tinto Ltd.	6,016	463,397
Rio Tinto PLC	10,075	632,160
SGH Ltd.(b)	8,088	260,865
Steadfast Group Ltd.	132,101	499,993
Suncorp Group Ltd.	20,433	262,228
Telstra Group Ltd.	67,665	173,677
Transurban Group(a)	38,506	321,085
Wesfarmers Ltd.	179,671	8,407,466
Westpac Banking Corp.	62,838	1,365,619
Woolworths Group Ltd.(a)	14,369	282,506
		34,855,129
Austria-0.06%
ANDRITZ AG	2,312	129,178
Mondi PLC	11,176	169,114
		298,292
Belgium-0.28%
Lotus Bakeries N.V.(a)	62	745,213
UCB S.A.	3,054	597,871
		1,343,084
Canada-3.28%
Brookfield Asset Management Ltd., Class A(a)	10,019	574,671
Canadian National Railway Co.	2,979	332,634
Canadian Pacific Kansas City Ltd.	2,801	214,274
CGI, Inc., Class A(b)	962	108,887
Constellation Software, Inc.	969	3,276,364
Dollarama, Inc.	18,126	1,888,009
Enbridge, Inc.(a)	3,529	152,663
Fairfax Financial Holdings Ltd.	1,437	2,038,577
Fortis, Inc.	3,602	161,018
George Weston Ltd.	2,965	476,573
Hydro One Ltd.(c)	6,114	199,950
Intact Financial Corp.	1,325	252,357
Loblaw Cos. Ltd.	13,676	1,774,759
Metro, Inc.	8,096	527,513
	Shares	Value
Canada-(continued)
Royal Bank of Canada(a)	2,523	$317,431
Thomson Reuters Corp.	22,657	3,696,579
		15,992,259
Chile-0.03%
Antofagasta PLC	5,831	126,181
China-0.03%
BOC Hong Kong (Holdings) Ltd.	53,834	165,344
Denmark-4.66%
Novo Nordisk A/S, Class B	188,939	20,263,915
Novonesis (Novozymes) B, Class B	35,512	2,080,628
Pandora A/S	1,192	191,858
Tryg A/S	8,747	201,425
		22,737,826
Finland-0.82%
Elisa OYJ	5,087	230,390
Kone OYJ, Class B(a)	50,484	2,615,939
Orion OYJ, Class B	2,350	110,998
Sampo OYJ	17,606	753,860
UPM-Kymmene OYJ	11,280	296,657
		4,007,844
France-7.35%
Air Liquide S.A.	10,573	1,756,378
Amundi S.A.(c)	3,449	224,581
AXA S.A.	3,537	123,206
Bureau Veritas S.A.	12,474	379,441
Capgemini SE	812	130,275
Cie de Saint-Gobain S.A.	12,056	1,099,415
Cie Generale des Etablissements Michelin S.C.A.	53,368	1,733,295
Danone S.A.	30,253	2,066,096
Dassault Systemes SE	6,661	229,704
ENGIE S.A.	46,854	746,515
EssilorLuxottica S.A.	8,966	2,176,181
Eurazeo SE	9,752	716,370
Hermes International S.C.A.	1,943	4,237,788
La Francaise des Jeux SACA(c)	3,218	127,117
Legrand S.A.	10,172	1,019,360
L’Oreal S.A.	6,976	2,421,511
LVMH Moet Hennessy Louis Vuitton SE	343	214,649
Orange S.A.(a)	14,023	149,370
Publicis Groupe S.A.	6,405	694,762
Safran S.A.	710	165,353
Schneider Electric SE	56,327	14,486,448
TotalEnergies SE	6,628	384,817
Veolia Environnement S.A.	4,505	131,183
Vinci S.A.	4,260	449,311
		35,863,126
Germany-10.24%
adidas AG	3,308	779,492
Allianz SE	869	268,192
Beiersdorf AG	5,454	706,528
Deutsche Boerse AG	518	121,185
Deutsche Post AG	4,860	178,479
Deutsche Telekom AG	229,348	7,334,950
E.ON SE	40,510	521,356
Fresenius SE & Co. KGaA(b)	4,137	145,373
FUCHS SE, Preference Shares	4,242	190,328
GEA Group AG	10,135	506,541
Hannover Rueck SE	873	227,842
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Germany-(continued)
Heidelberg Materials AG	4,814	$607,095
Henkel AG & Co. KGaA	14,657	1,112,291
Henkel AG & Co. KGaA, Preference Shares	19,620	1,673,561
Knorr-Bremse AG	3,549	270,451
Merck KGaA	2,090	312,576
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,095	571,678
Nemetschek SE	1,158	120,107
Rational AG	334	312,202
SAP SE	118,362	28,115,647
Scout24 SE(c)	2,792	250,805
Siemens AG	25,453	4,923,976
Siemens Healthineers AG(c)	4,364	236,547
Symrise AG	4,283	472,727
		49,959,929
Hong Kong-1.61%
AIA Group Ltd.	20,260	151,399
CK Hutchison Holdings Ltd.	50,945	265,149
CK Infrastructure Holdings Ltd.	57,065	393,069
CLP Holdings Ltd.	202,525	1,699,518
Hong Kong & China Gas Co. Ltd. (The)	844,582	640,365
Hong Kong Exchanges & Clearing Ltd.	4,730	176,155
PCCW Ltd.	221,235	120,546
Power Assets Holdings Ltd.	491,110	3,218,717
Sino Land Co. Ltd.	152,100	148,942
Sun Hung Kai Properties Ltd.	22,040	218,798
Techtronic Industries Co. Ltd.	21,730	306,058
VTech Holdings Ltd.	18,965	129,536
WH Group Ltd.	475,037	376,658
		7,844,910
Ireland-0.10%
Kerry Group PLC, Class A	3,372	325,700
Kingspan Group PLC	1,856	139,574
		465,274
Israel-0.19%
Azrieli Group Ltd.	1,870	149,676
Bank Hapoalim B.M.	30,901	354,172
Bank Leumi le-Israel B.M.	24,086	273,610
Tower Semiconductor Ltd.(b)	3,150	145,992
		923,450
Italy-2.56%
Buzzi S.p.A.	6,945	294,146
Coca-Cola HBC AG(b)	10,890	388,123
Enel S.p.A.	43,701	314,329
Ferrari N.V.	23,206	10,090,844
Intesa Sanpaolo S.p.A.	42,248	161,845
Prysmian S.p.A.	16,470	1,085,835
Reply S.p.A.	1,064	170,255
		12,505,377
Japan-14.76%
Amano Corp.	8,799	249,877
Asahi Kasei Corp.	16,506	117,378
Bandai Namco Holdings, Inc.	17,965	377,996
BIPROGY, Inc.	4,628	143,599
Bridgestone Corp.	10,758	383,158
Canon, Inc.	85,071	2,757,437
Capcom Co. Ltd.	5,616	131,103
Chugai Pharmaceutical Co. Ltd.	39,985	1,756,640
Dai Nippon Printing Co. Ltd.	20,086	305,600
	Shares	Value
Japan-(continued)
Daiichi Sankyo Co. Ltd.	6,848	$216,541
Daito Trust Construction Co. Ltd.	3,843	427,967
Daiwa House Industry Co. Ltd.	6,134	192,166
Disco Corp.	1,886	509,849
ENEOS Holdings, Inc.	72,459	390,218
FANUC Corp.	21,829	564,965
Fast Retailing Co. Ltd.	1,265	430,497
Fuji Soft, Inc.	3,052	194,986
FUJIFILM Holdings Corp.	20,828	467,914
Fujitsu Ltd.	69,584	1,327,881
Hitachi Ltd.	319,112	7,970,098
Hoya Corp.	8,524	1,093,133
Idemitsu Kosan Co. Ltd.	19,295	128,436
ITOCHU Corp.	40,469	1,989,700
Japan Tobacco, Inc.(a)	71,863	2,018,777
Kamigumi Co. Ltd.	4,941	111,101
Kandenko Co. Ltd.	12,735	186,889
Kansai Electric Power Co., Inc. (The)	16,041	205,659
Kao Corp.	28,645	1,242,425
KDDI Corp.	58,457	1,926,705
Kewpie Corp.(a)	9,312	213,292
Keyence Corp.	3,920	1,689,266
Kinden Corp.	23,669	486,035
Kokuyo Co. Ltd.	8,080	150,479
Konami Group Corp.	3,252	319,927
K’s Holdings Corp.	11,676	110,163
Kyudenko Corp.	4,739	162,284
Kyushu Electric Power Co., Inc.	34,261	336,713
McDonald’s Holdings Co. (Japan) Ltd.(a)	7,950	327,666
MEIJI Holdings Co. Ltd.	13,252	282,361
Mitsubishi Corp.	30,951	520,470
Mitsubishi Electric Corp.	84,523	1,433,433
Mitsubishi Heavy Industries Ltd.	24,901	364,350
Mitsubishi UFJ Financial Group, Inc.	17,596	209,955
Mitsui & Co. Ltd.	15,594	325,617
MS&AD Insurance Group Holdings, Inc.	11,676	259,743
Murata Manufacturing Co. Ltd.	43,950	734,524
NEC Corp.	4,428	375,769
NEC Networks & System Integration Corp.	7,192	157,071
Nintendo Co. Ltd.	179,900	10,553,111
Nippon Shokubai Co. Ltd.	13,596	164,445
Nippon Telegraph & Telephone Corp.	131,026	133,831
Nitori Holdings Co. Ltd.	6,692	856,635
Nitto Denko Corp.	40,083	637,335
Nomura Research Institute Ltd.	8,655	263,998
OBIC Co. Ltd.	11,231	366,801
ORIX Corp.	8,743	196,009
Osaka Gas Co. Ltd.	25,905	566,448
Otsuka Corp.	17,200	427,409
Otsuka Holdings Co. Ltd.	22,726	1,314,215
Recruit Holdings Co. Ltd.	38,082	2,633,296
Rinnai Corp.	5,372	114,032
Sankyo Co. Ltd.	33,762	477,144
Santen Pharmaceutical Co. Ltd.	16,748	192,030
Sanwa Holdings Corp.	23,341	700,766
SCSK Corp.	6,162	124,237
SECOM Co. Ltd.	17,304	601,783
Sekisui Chemical Co. Ltd.	8,173	131,641
Shimadzu Corp.	14,484	406,306
Shimano, Inc.	3,354	467,865
Shin-Etsu Chemical Co. Ltd.	134,043	4,957,052
Shionogi & Co. Ltd.	9,456	133,417
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Japan-(continued)
SMC Corp.	542	$229,308
SoftBank Corp.	1,479,763	1,902,602
Sompo Holdings, Inc.	19,900	522,858
Sony Group Corp.	42,033	841,584
Sugi Holdings Co. Ltd.	7,738	130,225
Sumitomo Corp.	13,029	278,304
Sumitomo Electric Industries Ltd.	11,613	223,159
Sumitomo Mitsui Financial Group, Inc.	7,600	186,527
Suntory Beverage & Food Ltd.	6,504	220,560
Suzuken Co. Ltd.	5,232	163,107
TDK Corp.	22,751	292,217
Tokio Marine Holdings, Inc.	39,474	1,462,419
Tokyo Electron Ltd.	2,340	363,188
TOPPAN Holdings, Inc.	4,053	108,136
TOTO Ltd.	6,060	162,652
Toyo Suisan Kaisha Ltd.	12,665	885,880
Toyota Motor Corp.	28,532	484,731
Trend Micro, Inc.	6,060	332,042
Unicharm Corp.	7,980	206,746
Zenkoku Hosho Co. Ltd.	8,868	316,729
		72,010,593
Netherlands-2.90%
ASML Holding N.V.(a)	12,757	8,871,248
EXOR N.V.	2,387	236,106
Koninklijke Ahold Delhaize N.V.	13,613	469,444
Koninklijke KPN N.V.(a)	70,032	271,536
Universal Music Group N.V.	14,416	347,309
Wolters Kluwer N.V.	23,598	3,936,780
		14,132,423
New Zealand-0.33%
Contact Energy Ltd.(a)	49,361	262,796
Fisher & Paykel Healthcare Corp. Ltd.	52,569	1,183,248
Xero Ltd.(b)	1,447	163,879
		1,609,923
Norway-0.35%
Kongsberg Gruppen ASA	10,649	1,251,322
Orkla ASA	47,756	440,203
		1,691,525
Portugal-0.04%
Jeronimo Martins SGPS S.A.	9,516	185,337
Singapore-0.97%
CapitaLand Integrated Commercial Trust	92,615	135,401
ComfortDelGro Corp. Ltd.	117,374	127,823
DBS Group Holdings Ltd.	30,486	964,846
Oversea-Chinese Banking Corp. Ltd.	63,153	766,890
Singapore Exchange Ltd.	127,427	1,209,019
Singapore Technologies Engineering Ltd.	72,752	244,198
Singapore Telecommunications Ltd.	425,037	982,818
United Overseas Bank Ltd.	11,141	302,157
		4,733,152
South Korea-6.70%
Coway Co. Ltd.	4,395	207,613
DB Insurance Co. Ltd.	2,472	193,500
Hana Financial Group, Inc.	4,662	208,529
Hankook Tire & Technology Co. Ltd.	10,743	289,935
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	3,886	569,648
Hyundai Glovis Co. Ltd.	2,040	179,865
Hyundai Mobis Co. Ltd.	3,298	566,195
	Shares	Value
South Korea-(continued)
Hyundai Motor Co.	2,119	$331,889
Hyundai Motor Co., Second Pfd.	1,131	129,878
KB Financial Group, Inc.	6,326	436,229
Kia Corp.	44,492	2,962,838
Korea Electric Power Corp.(b)	8,739	149,717
Korea Zinc Co. Ltd.	291	246,142
Krafton, Inc.(b)	931	208,216
KT&G Corp.	23,854	2,082,662
LG Corp.	5,203	279,348
S-1 Corp.	3,099	139,506
Samsung Biologics Co. Ltd.(b)(c)	1,702	1,189,527
Samsung C&T Corp.	4,101	349,822
Samsung Card Co. Ltd.	4,123	126,198
Samsung Electro-Mechanics Co. Ltd.	4,773	369,509
Samsung Electronics Co. Ltd.	421,264	16,366,803
Samsung Electronics Co. Ltd., Preference Shares	80,232	2,657,051
Samsung Fire & Marine Insurance Co. Ltd.	2,956	831,676
Samsung SDS Co. Ltd.	1,448	152,268
Shinhan Financial Group Co. Ltd.	13,573	515,658
SK hynix, Inc.	4,923	564,272
Woori Financial Group, Inc.	12,161	145,665
Yuhan Corp.	3,064	253,457
		32,703,616
Spain-1.21%
Aena SME S.A.(c)	1,886	407,960
Iberdrola S.A.	75,173	1,071,076
Industria de Diseno Textil S.A.	80,173	4,418,538
		5,897,574
Sweden-3.89%
AAK AB	16,499	446,064
Alfa Laval AB	3,271	139,092
Assa Abloy AB, Class B	13,907	426,552
Atlas Copco AB, Class A	59,181	943,906
Atlas Copco AB, Class B	38,344	541,157
Essity AB, Class B	10,631	292,286
Industrivarden AB, Class A	9,465	310,506
Industrivarden AB, Class C(a)	12,802	419,157
Indutrade AB	4,030	102,754
Investor AB, Class A	112,769	3,070,490
Investor AB, Class B	410,042	11,237,911
Securitas AB, Class B	12,275	155,084
Tele2 AB, Class B	19,897	208,558
Telefonaktiebolaget LM Ericsson, Class B	23,061	187,295
Telia Co. AB	68,538	200,551
Trelleborg AB, Class B	4,708	155,484
Volvo AB, Class B	6,423	159,768
		18,996,615
Switzerland-10.42%
ABB Ltd.	238,212	13,595,118
Belimo Holding AG	194	129,810
Chocoladefabriken Lindt & Spruengli AG	3	340,522
Chocoladefabriken Lindt & Spruengli AG, PC	25	288,876
EMS-Chemie Holding AG	659	468,631
Flughafen Zureich AG	533	126,686
Geberit AG	2,910	1,751,945
Georg Fischer AG(a)	1,495	115,901
Givaudan S.A.	780	3,436,073
Kuehne + Nagel International AG, Class R(b)	1,285	307,175
Logitech International S.A., Class R	6,101	495,144
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Switzerland-(continued)
Lonza Group AG(b)	1,484	$886,694
Nestle S.A.	20,680	1,795,240
Novartis AG	183,555	19,432,662
Partners Group Holding AG	1,633	2,372,577
Sandoz Group AG	2,727	124,247
Schindler Holding AG	4,291	1,215,215
Schindler Holding AG, PC	7,587	2,190,843
SGS S.A.	4,483	445,145
Sonova Holding AG, Class A(a)	716	244,464
Swisscom AG	589	339,962
UBS Group AG(b)	5,435	175,697
VAT Group AG(c)	421	167,922
Zurich Insurance Group AG	556	352,533
		50,799,082
United Kingdom-14.39%
3i Group PLC	265,488	12,515,975
Admiral Group PLC	33,638	1,095,826
Associated British Foods PLC	10,248	286,306
AstraZeneca PLC	49,933	6,735,159
Auto Trader Group PLC(c)	79,898	852,042
BAE Systems PLC	392,840	6,126,652
Beazley PLC	22,626	223,312
Berkeley Group Holdings PLC (The)	3,585	189,013
British American Tobacco PLC	70,640	2,682,837
Bunzl PLC	5,117	231,411
Compass Group PLC	80,768	2,762,587
Haleon PLC	90,843	432,190
Halma PLC	8,780	302,208
Hargreaves Lansdown PLC	71,650	995,859
Howden Joinery Group PLC	14,947	155,027
HSBC Holdings PLC	35,522	330,816
IMI PLC	7,889	182,497
Imperial Brands PLC	88,547	2,891,352
InterContinental Hotels Group PLC	3,073	382,782
Intertek Group PLC	6,409	384,173
J Sainsbury PLC	36,648	121,671
National Grid PLC	129,757	1,637,073
Next PLC	5,337	683,787
Pearson PLC	20,807	326,088
Reckitt Benckiser Group PLC	8,016	495,173
RELX PLC	267,505	12,597,463
Rightmove PLC	23,616	193,611
Shell PLC	17,620	566,953
	Shares	Value
United Kingdom-(continued)
Smiths Group PLC	5,735	$129,097
SSE PLC	35,185	792,249
Tesco PLC	504,626	2,350,109
Unilever PLC	173,204	10,349,304
United Utilities Group PLC	13,593	193,420
		70,194,022
United States-5.49%
Alcon AG	4,724	420,280
Amcor PLC, CDI	33,191	356,984
CRH PLC	38,925	3,988,728
Experian PLC	50,934	2,428,387
Ferrovial SE	4,089	168,520
GSK PLC	117,493	1,993,684
Holcim AG(b)	34,858	3,550,689
Oracle Corp.	1,576	160,764
Roche Holding AG	22,528	6,533,376
Roche Holding AG, BR	1,152	354,099
Sanofi S.A.	38,340	3,729,159
Smurfit WestRock PLC	3,949	217,038
Waste Connections, Inc.	14,956	2,899,230
		26,800,938
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $498,124,675)		486,842,825
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.15%
Invesco Private Government Fund, 4.63%(d)(e)(f)	4,303,202	4,303,202
Invesco Private Prime Fund, 4.71%(d)(e)(f)	11,053,619	11,056,935
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,360,137)		15,360,137
TOTAL INVESTMENTS IN SECURITIES-102.96% (Cost $513,484,812)		502,202,962
OTHER ASSETS LESS LIABILITIES-(2.96)%		(14,456,579)
NET ASSETS-100.00%		$487,746,383
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Pfd.-Preferred

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2024.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $3,656,451, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,431,199	$(7,431,199)	$-	$-	$-	$2,548
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	570,928	5,416,109	(1,683,835)	-	-	4,303,202	14,285 *
Invesco Private Prime Fund	1,489,084	13,695,861	(4,127,833)	(83)	(94)	11,056,935	37,657 *
Total	$2,060,012	$26,543,169	$(13,242,867)	$(83)	$(94)	$15,360,137	$54,490

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-10.63%
Alphabet, Inc., Class A	708,327	$119,671,847
Alphabet, Inc., Class C	628,666	107,181,266
AT&T, Inc.	269,846	6,249,633
Comcast Corp., Class A	98,668	4,261,471
Electronic Arts, Inc.	15,644	2,560,453
Liberty Broadband Corp.(b)(c)	64,295	0
Meta Platforms, Inc., Class A	454,002	260,742,429
Netflix, Inc.(b)	24,779	21,974,265
New York Times Co. (The), Class A	32,184	1,746,304
Spotify Technology S.A. (Sweden)(b)	6,405	3,054,929
T-Mobile US, Inc.	73,246	18,087,367
Verizon Communications, Inc.	336,503	14,920,543
Walt Disney Co. (The)	25,468	2,991,726
		563,442,233
Consumer Discretionary-11.18%
Amazon.com, Inc.(b)	1,277,739	265,629,161
AutoZone, Inc.(b)	2,235	7,083,922
Booking Holdings, Inc.	14,218	73,961,752
Chipotle Mexican Grill, Inc.(b)	475,740	29,267,525
D.R. Horton, Inc.	41,984	7,086,059
Deckers Outdoor Corp.(b)	11,582	2,269,609
Domino’s Pizza, Inc.	5,615	2,673,807
eBay, Inc.	36,230	2,292,997
Garmin Ltd.	81,596	17,347,310
Gentex Corp.(d)	78,734	2,406,111
Grand Canyon Education, Inc.(b)(d)	13,004	2,140,328
H&R Block, Inc.(d)	53,179	3,152,451
Hilton Worldwide Holdings, Inc.	43,603	11,050,744
Home Depot, Inc. (The)	163,045	69,967,501
Lennar Corp., Class A	31,323	5,462,418
Lowe’s Cos., Inc.	14,458	3,938,793
Marriott International, Inc., Class A	18,274	5,282,831
McDonald’s Corp.	14,316	4,237,679
NIKE, Inc., Class B	23,858	1,879,295
NVR, Inc.(b)	628	5,799,944
O’Reilly Automotive, Inc.(b)	7,294	9,068,047
PulteGroup, Inc.	33,761	4,566,850
Ross Stores, Inc.	30,829	4,774,487
Texas Roadhouse, Inc.	11,792	2,420,544
TJX Cos., Inc. (The)	298,947	37,574,648
Tractor Supply Co.(d)	34,430	9,766,758
Williams-Sonoma, Inc.(d)	8,560	1,472,491
		592,574,062
Consumer Staples-11.36%
Altria Group, Inc.	291,061	16,805,862
Archer-Daniels-Midland Co.	42,243	2,306,468
BellRing Brands, Inc.(b)	55,626	4,364,416
BJ’s Wholesale Club Holdings, Inc.(b)(d)	18,369	1,768,935
Casey’s General Stores, Inc.	23,857	10,041,173
Church & Dwight Co., Inc.	33,401	3,678,452
Coca-Cola Co. (The)	176,546	11,313,068
Colgate-Palmolive Co.	270,974	26,184,217
Costco Wholesale Corp.	282,003	274,073,076
Dollar Tree, Inc.(b)(d)	16,240	1,157,425
Kimberly-Clark Corp.	16,988	2,367,278
Kroger Co. (The)	55,890	3,413,761
Mondelez International, Inc., Class A	33,108	2,150,364
PepsiCo, Inc.	46,936	7,671,689
Philip Morris International, Inc.	148,013	19,694,610
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	369,754	$66,282,102
Walmart, Inc.	1,607,873	148,728,252
		602,001,148
Energy-0.98%
Chevron Corp.	48,875	7,914,329
ConocoPhillips	20,861	2,260,081
Exxon Mobil Corp.	335,846	39,616,394
Williams Cos., Inc. (The)	37,645	2,202,985
		51,993,789
Financials-15.48%
Aflac, Inc.	23,857	2,719,698
American Express Co.	47,536	14,483,269
Aon PLC, Class A	4,772	1,868,429
Arch Capital Group Ltd.(b)	147,917	14,898,200
Berkshire Hathaway, Inc., Class B(b)	584,354	282,254,669
BlackRock, Inc.	6,735	6,888,558
Blackstone, Inc., Class A	25,049	4,786,613
Brown & Brown, Inc.	56,231	6,359,726
Cboe Global Markets, Inc.	57,168	12,339,713
Chubb Ltd.	42,944	12,399,221
Cincinnati Financial Corp.	14,628	2,337,993
Corpay, Inc.(b)	4,771	1,818,610
Evercore, Inc., Class A	7,287	2,243,667
Everest Group Ltd.	4,644	1,799,829
FactSet Research Systems, Inc.	7,071	3,469,528
Fidelity National Information Services, Inc.	29,277	2,497,328
Fiserv, Inc.(b)	57,889	12,791,153
Houlihan Lokey, Inc.	32,844	6,210,472
JPMorgan Chase & Co.	36,500	9,114,780
Kinsale Capital Group, Inc.	5,524	2,808,623
LPL Financial Holdings, Inc.	10,923	3,551,613
Markel Group, Inc.(b)(d)	1,145	2,041,443
Marsh & McLennan Cos., Inc.	128,831	30,047,254
Mastercard, Inc., Class A	237,856	126,762,977
Moody’s Corp.	45,252	22,625,095
MSCI, Inc.	5,447	3,320,655
PayPal Holdings, Inc.(b)	31,244	2,711,042
Progressive Corp. (The)	150,105	40,360,232
S&P Global, Inc.	12,669	6,619,679
SEI Investments Co.	22,374	1,848,764
T. Rowe Price Group, Inc.	12,320	1,525,709
Tradeweb Markets, Inc., Class A	31,370	4,250,635
Visa, Inc., Class A	542,873	171,048,425
		820,803,602
Health Care-10.18%
Abbott Laboratories	38,403	4,561,124
AbbVie, Inc.	388,339	71,038,853
Agilent Technologies, Inc.	62,030	8,558,279
Amgen, Inc.	44,739	12,655,321
Boston Scientific Corp.(b)	119,859	10,866,417
Cardinal Health, Inc.	52,487	6,416,011
Cencora, Inc.	30,268	7,613,915
Centene Corp.(b)	57,402	3,444,120
Cigna Group (The)	23,256	7,855,877
CVS Health Corp.	34,628	2,072,486
Danaher Corp.	28,760	6,893,484
Elevance Health, Inc.	31,866	12,968,187
Eli Lilly and Co.	145,329	115,587,420
GE HealthCare Technologies, Inc.	37,970	3,159,863
Humana, Inc.	11,855	3,513,585
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	3,924	$1,654,947
Intuitive Surgical, Inc.(b)	36,582	19,827,444
Johnson & Johnson	100,200	15,532,002
McKesson Corp.	78,951	49,620,704
Medpace Holdings, Inc.(b)(d)	4,194	1,428,602
Medtronic PLC	21,957	1,900,159
Merck & Co., Inc.	357,863	36,373,195
Mettler-Toledo International, Inc.(b)	1,152	1,441,382
Neurocrine Biosciences, Inc.(b)	17,197	2,179,720
Regeneron Pharmaceuticals, Inc.(b)	32,345	24,265,866
Stryker Corp.	20,021	7,851,235
Thermo Fisher Scientific, Inc.	10,095	5,346,615
United Therapeutics Corp.(b)	6,193	2,294,445
UnitedHealth Group, Inc.	97,923	59,752,615
Vertex Pharmaceuticals, Inc.(b)	62,811	29,403,714
West Pharmaceutical Services, Inc.	7,401	2,410,358
Zoetis, Inc.	8,417	1,475,079
		539,963,024
Industrials-11.53%
3M Co.	60,572	8,088,179
A.O. Smith Corp.	29,975	2,232,838
AAON, Inc.	26,767	3,649,413
Acuity Brands, Inc.	7,703	2,470,275
Allison Transmission Holdings, Inc.	27,149	3,217,157
Amentum Holdings, Inc.(b)	15,992	389,405
AMETEK, Inc.	10,411	2,023,690
Armstrong World Industries, Inc.	12,139	1,940,176
Automatic Data Processing, Inc.	43,102	13,229,297
Booz Allen Hamilton Holding Corp.	23,498	3,481,934
Broadridge Financial Solutions, Inc.	33,401	7,883,304
Carlisle Cos., Inc.	13,310	6,078,677
Carrier Global Corp.	126,168	9,761,618
Caterpillar, Inc.	128,870	52,335,396
Cintas Corp.	120,425	27,190,761
Comfort Systems USA, Inc.(d)	8,601	4,242,615
Copart, Inc.(b)	135,669	8,600,058
Core & Main, Inc., Class A(b)	99,363	4,824,074
Crane Co.	23,859	4,344,247
CSX Corp.	44,806	1,637,659
Cummins, Inc.	41,277	15,480,526
Curtiss-Wright Corp.	10,592	3,957,489
Deere & Co.	5,723	2,666,346
Donaldson Co., Inc.	21,669	1,691,265
Dover Corp.	10,346	2,130,241
Eaton Corp. PLC	119,288	44,783,101
EMCOR Group, Inc.	23,186	11,827,642
Fastenal Co.	138,543	11,576,653
FedEx Corp.	8,247	2,496,120
Ferguson Enterprises, Inc.	142,279	30,722,305
GE Vernova, Inc.(b)	22,918	7,657,362
General Dynamics Corp.	63,512	18,038,043
General Electric Co.	195,632	35,636,325
Honeywell International, Inc.	18,935	4,410,530
Howmet Aerospace, Inc.	33,401	3,954,010
Illinois Tool Works, Inc.	21,950	6,091,564
Ingersoll Rand, Inc.	87,446	9,109,250
ITT, Inc.	36,905	5,761,609
Jacobs Solutions, Inc.	15,992	2,258,550
Johnson Controls International PLC	34,969	2,932,500
Leidos Holdings, Inc.	23,642	3,910,387
Lennox International, Inc.(d)	8,641	5,764,670
Lincoln Electric Holdings, Inc.(d)	7,343	1,604,299
	Shares	Value
Industrials-(continued)
Lockheed Martin Corp.	10,663	$5,645,099
Masco Corp.	29,363	2,365,483
Old Dominion Freight Line, Inc.	42,945	9,668,637
Otis Worldwide Corp.	34,675	3,570,832
Owens Corning	16,053	3,300,818
PACCAR, Inc.	167,002	19,539,234
Paychex, Inc.	95,284	13,937,191
Pentair PLC	18,104	1,973,155
Quanta Services, Inc.	19,883	6,850,091
Republic Services, Inc.	50,191	10,956,695
Rockwell Automation, Inc.	7,390	2,181,085
Rollins, Inc.	119,728	6,025,910
RTX Corp.	71,572	8,719,617
Simpson Manufacturing Co., Inc.	13,445	2,533,038
Snap-on, Inc.	11,512	4,255,871
Trane Technologies PLC	95,883	39,908,422
Union Pacific Corp.	22,982	5,622,776
United Rentals, Inc.	4,153	3,596,498
Verisk Analytics, Inc.	23,857	7,018,968
W.W. Grainger, Inc.	17,801	21,456,257
Wabtec Corp.	27,536	5,524,272
Waste Management, Inc.	84,601	19,307,640
Watsco, Inc.(d)	9,273	5,114,987
		611,154,136
Information Technology-25.84%
Accenture PLC, Class A (Ireland)	46,988	17,027,042
Adobe, Inc.(b)	64,661	33,360,550
Advanced Micro Devices, Inc.(b)	16,369	2,245,418
Amphenol Corp., Class A	233,408	16,957,091
Analog Devices, Inc.	39,477	8,607,960
Apple, Inc.	834,886	198,143,494
Applied Materials, Inc.	180,587	31,550,355
Arista Networks, Inc.(b)	81,114	32,917,683
Broadcom, Inc.	1,064,045	172,460,414
Cadence Design Systems, Inc.(b)	45,669	14,011,706
Cisco Systems, Inc.	236,819	14,022,053
Cognizant Technology Solutions Corp., Class A	23,858	1,920,330
Fair Isaac Corp.(b)	4,769	11,326,518
Fortinet, Inc.(b)	88,161	8,379,703
Gartner, Inc.(b)	5,833	3,021,086
GoDaddy, Inc., Class A(b)	14,826	2,929,173
International Business Machines Corp.	57,676	13,116,099
Intuit, Inc.	95,414	61,230,026
Keysight Technologies, Inc.(b)	23,856	4,075,559
KLA Corp.	34,595	22,384,003
Lam Research Corp.	245,162	18,112,568
Microsoft Corp.	539,888	228,620,972
Monolithic Power Systems, Inc.	3,405	1,932,814
Motorola Solutions, Inc.	58,422	29,193,473
NetApp, Inc.	28,245	3,463,967
NVIDIA Corp.	1,907,297	263,683,810
Palo Alto Networks, Inc.(b)	14,318	5,552,807
QUALCOMM, Inc.	278,028	44,075,779
Salesforce, Inc.	157,828	52,081,662
ServiceNow, Inc.(b)	21,759	22,834,765
Synopsys, Inc.(b)	41,857	23,376,716
Texas Instruments, Inc.	35,758	7,188,431
		1,369,804,027
Materials-1.97%
Air Products and Chemicals, Inc.	5,861	1,959,508
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
AptarGroup, Inc.	11,924	$2,062,375
Ardagh Group S.A., Class A(b)(c)	16,236	68,475
CRH PLC	163,874	16,759,394
DuPont de Nemours, Inc.	33,554	2,804,779
Eagle Materials, Inc.	9,819	3,033,285
Ecolab, Inc.	23,857	5,934,906
International Flavors & Fragrances, Inc.	27,239	2,488,555
Linde PLC	66,550	30,678,884
Martin Marietta Materials, Inc.	9,290	5,574,000
NewMarket Corp.	3,123	1,666,308
Nucor Corp.	13,655	2,112,292
Packaging Corp. of America	13,889	3,456,278
RPM International, Inc.	16,688	2,315,961
Sherwin-Williams Co. (The)	42,944	17,065,946
Southern Copper Corp. (Mexico)(d)	30,560	3,066,696
Vulcan Materials Co.	12,758	3,675,962
		104,723,604
Real Estate-0.09%
Public Storage	13,136	4,571,985
Utilities-0.78%
American Electric Power Co., Inc.	21,773	2,174,252
Duke Energy Corp.	52,407	6,134,239
NextEra Energy, Inc.	84,150	6,620,081
NRG Energy, Inc.	33,401	3,393,876
Public Service Enterprise Group, Inc.	51,441	4,850,886
	Shares	Value
Utilities-(continued)
Sempra	19,332	$1,810,828
Southern Co. (The)	46,311	4,127,699
Vistra Corp.	75,715	12,102,286
		41,214,147
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $4,931,836,143)		5,302,245,757
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.45%
Invesco Private Government Fund, 4.63%(e)(f)(g)	6,779,848	6,779,848
Invesco Private Prime Fund, 4.71%(e)(f)(g)	17,411,044	17,416,267
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,196,115)		24,196,115
TOTAL INVESTMENTS IN SECURITIES-100.47% (Cost $4,956,032,258)		5,326,441,872
OTHER ASSETS LESS LIABILITIES-(0.47)%		(25,138,015)
NET ASSETS-100.00%		$5,301,303,857

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at November 30, 2024.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,893,789	$18,227,699	$(21,121,488)	$-	$-	$-	$17,857
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,826,081	91,605,708	(99,651,941)	-	-	6,779,848	163,377 *
Invesco Private Prime Fund	39,995,309	173,226,892	(195,802,219)	(2,485)	(1,230)	17,416,267	451,334 *
Total	$57,715,179	$283,060,299	$(316,575,648)	$(2,485)	$(1,230)	$24,196,115	$632,568

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-0.69%
Advantage Solutions, Inc.(b)(c)	27,125	$96,565
Grindr, Inc. (Singapore), (Acquired 07/05/2024; Cost $66,434)(b)(c)(d)	5,547	83,704
John Wiley & Sons, Inc., Class A	5,668	295,756
Lions Gate Entertainment Corp., Class B(b)(c)	6,909	50,919
Madison Square Garden Entertainment Corp.(b)	5,252	194,272
PubMatic, Inc., Class A(b)(c)	2,240	35,728
QuinStreet, Inc.(b)	11,032	251,309
Scholastic Corp.	2,593	68,404
Spok Holdings, Inc.	5,500	90,255
TEGNA, Inc.	8,478	159,132
Telephone and Data Systems, Inc.	4,020	137,404
Thryv Holdings, Inc.(b)	2,532	40,056
Yelp, Inc.(b)	7,724	295,211
Ziff Davis, Inc.(b)(c)	925	54,436
		1,853,151
Consumer Discretionary-7.56%
Abercrombie & Fitch Co., Class A(b)	11,425	1,710,208
Academy Sports & Outdoors, Inc.(c)	9,727	479,055
Accel Entertainment, Inc.(b)	7,004	80,966
Acushnet Holdings Corp.	9,944	727,006
Adtalem Global Education, Inc.(b)	10,030	916,842
American Eagle Outfitters, Inc.	44,469	855,584
Arhaus, Inc.(c)	2,836	28,162
Boot Barn Holdings, Inc.(b)(c)	2,768	379,604
Brinker International, Inc.(b)	1,327	175,522
Buckle, Inc. (The)	4,833	251,751
Cavco Industries, Inc.(b)	836	430,122
Cheesecake Factory, Inc. (The)(c)	4,655	235,729
Despegar.com Corp. (Argentina)(b)(c)	9,437	168,828
Dorman Products, Inc.(b)	3,701	518,066
Dream Finders Homes, Inc., Class A(b)(c)	2,029	67,505
Ethan Allen Interiors, Inc.	2,843	87,365
First Watch Restaurant Group, Inc.(b)(c)	6,178	117,938
Foot Locker, Inc.	8,616	216,692
Frontdoor, Inc.(b)	9,012	528,103
Gentherm, Inc.(b)	924	38,900
Goodyear Tire & Rubber Co. (The)(b)	6,570	70,562
Graham Holdings Co., Class B	573	533,532
Green Brick Partners, Inc.(b)	1,277	91,254
Group 1 Automotive, Inc.(c)	273	116,243
Hanesbrands, Inc.(b)	17,147	149,179
Helen of Troy Ltd.(b)	1,696	124,368
Hilton Grand Vacations, Inc.(b)	1,209	51,250
Installed Building Products, Inc.	2,527	578,026
KB Home	6,602	546,250
Kontoor Brands, Inc.	13,932	1,278,679
Laureate Education, Inc., Class A	44,894	852,986
La-Z-Boy, Inc.	12,424	562,435
Lincoln Educational Services Corp.(b)	4,352	71,503
M/I Homes, Inc.(b)	722	119,152
Meritage Homes Corp.	1,592	304,183
Modine Manufacturing Co.(b)	1,034	140,407
OneSpaWorld Holdings Ltd. (Bahamas)	8,821	167,511
Oxford Industries, Inc.(c)	2,435	202,519
Perdoceo Education Corp.	19,354	531,267
Revelyst, Inc.(b)	6,578	124,324
Rush Street Interactive, Inc.(b)	13,069	188,455
Shake Shack, Inc., Class A(b)	2,715	363,077
Shoe Carnival, Inc.(c)	2,332	78,728
	Shares	Value
Consumer Discretionary-(continued)
Signet Jewelers Ltd.(c)	3,872	$387,974
Sonos, Inc.(b)(c)	3,073	41,824
Standard Motor Products, Inc.	1,701	55,929
Steven Madden Ltd.	7,727	352,197
Strategic Education, Inc.	6,798	671,710
Stride, Inc.(b)(c)	7,058	754,289
Sturm, Ruger & Co., Inc.	1,789	68,143
Superior Group of Cos., Inc.	2,610	44,187
Sweetgreen, Inc., Class A(b)(c)	2,877	117,899
Taylor Morrison Home Corp., Class A(b)	2,620	193,539
Tri Pointe Homes, Inc.(b)	2,023	88,061
Universal Technical Institute, Inc.(b)	9,673	250,241
Urban Outfitters, Inc.(b)	13,717	668,429
Victoria’s Secret & Co.(b)	4,078	158,390
Visteon Corp.(b)	482	45,004
Warby Parker, Inc., Class A(b)(c)	15,543	350,339
Winmark Corp.	762	313,887
Wolverine World Wide, Inc.	3,805	88,238
Worthington Enterprises, Inc.	10,930	447,256
Zumiez, Inc.(b)	2,667	58,861
		20,416,235
Consumer Staples-5.91%
Andersons, Inc. (The)	7,624	363,970
Cal-Maine Foods, Inc.	25,478	2,486,908
Central Garden & Pet Co.(b)(c)	1,805	71,749
Central Garden & Pet Co., Class A(b)	8,740	295,325
Edgewell Personal Care Co.	1,653	60,467
Energizer Holdings, Inc.	2,165	82,508
Fresh Del Monte Produce, Inc.	2,877	97,099
Inter Parfums, Inc.(c)	1,235	170,010
J&J Snack Foods Corp.(c)	1,730	300,657
John B. Sanfilippo & Son, Inc.	764	65,971
Lancaster Colony Corp.	5,140	955,218
Natural Grocers by Vitamin Cottage, Inc.	2,389	112,402
Nature’s Sunshine Products, Inc.(b)	3,103	50,393
Oil-Dri Corp.of America	2,666	184,274
PriceSmart, Inc.	6,495	582,861
Simply Good Foods Co. (The)(b)	6,549	260,585
Sprouts Farmers Market, Inc.(b)	53,567	8,275,030
Turning Point Brands, Inc.	1,608	99,535
Universal Corp.	1,545	88,250
Utz Brands, Inc.(c)	5,098	88,756
Village Super Market, Inc., Class A(c)	4,066	131,616
Vital Farms, Inc.(b)(c)	16,641	552,481
WD-40 Co.(c)	1,643	455,259
Weis Markets, Inc.(c)	1,651	120,242
		15,951,566
Energy-2.28%
Archrock, Inc.	14,898	381,687
Ardmore Shipping Corp. (Ireland)	9,243	103,152
Atlas Energy Solutions, Inc.(c)	4,924	116,059
ChampionX Corp.	3,730	115,444
CONSOL Energy, Inc.	2,162	282,573
DHT Holdings, Inc.	48,743	459,159
Dorian LPG Ltd.	16,053	392,817
Expro Group Holdings N.V.(b)(c)	3,671	50,990
Golar LNG Ltd. (Cameroon)	2,833	111,535
Helmerich & Payne, Inc.	7,179	248,609
International Seaways, Inc.	17,656	688,584
Liberty Energy, Inc., Class A	5,246	96,526
Magnolia Oil & Gas Corp., Class A(c)	4,624	128,270
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Murphy Oil Corp.	4,307	$139,848
Noble Corp. PLC(c)	35,831	1,199,264
Scorpio Tankers, Inc. (Monaco)	8,243	417,590
Seadrill Ltd. (Norway)(b)	2,783	113,101
Select Water Solutions, Inc., Class A	5,253	77,587
SFL Corp. Ltd. (Norway)	24,172	254,289
Sitio Royalties Corp., Class A	2,535	60,080
Teekay Corp. Ltd. (Bermuda)(b)	13,626	100,560
Teekay Tankers Ltd., Class A (Canada)(b)	6,204	249,711
Tidewater, Inc.(b)(c)	2,163	111,870
VAALCO Energy, Inc.(c)	13,288	68,035
Valaris Ltd.(b)(c)	3,912	180,695
		6,148,035
Financials-26.36%
1st Source Corp.	2,948	191,296
Amalgamated Financial Corp.	4,078	145,299
Amerant Bancorp, Inc.	3,267	81,250
Ameris Bancorp	13,792	969,302
AMERISAFE, Inc.	1,958	115,561
Apollo Commercial Real Estate Finance, Inc.(c)	12,181	112,674
Arbor Realty Trust, Inc.(c)	10,963	160,827
Arrow Financial Corp.	2,590	85,418
Artisan Partners Asset Management, Inc., Class A(c)	16,844	821,819
Associated Banc-Corp	28,969	773,183
Atlantic Union Bankshares Corp.(c)	12,639	536,273
AvidXchange Holdings, Inc.(b)	6,923	79,199
Axos Financial, Inc.(b)	11,223	929,826
Baldwin Insurance Group, Inc. (The), Class A(b)	3,024	148,055
BancFirst Corp.	1,114	140,676
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	7,245	246,837
Bancorp, Inc. (The)(b)	1,596	93,254
Bank First Corp.	747	79,832
Bank of Hawaii Corp.	6,454	509,737
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	9,176	348,046
BankUnited, Inc.	10,362	435,929
Banner Corp.	2,781	207,435
Berkshire Hills Bancorp, Inc.	2,784	84,856
BGC Group, Inc., Class A	62,282	606,627
Blackstone Mortgage Trust, Inc., Class A	13,753	264,333
Bread Financial Holdings, Inc.	1,709	100,540
Brookline Bancorp, Inc.	8,492	106,914
Business First Bancshares, Inc.	2,490	70,965
Byline Bancorp, Inc.(c)	4,634	145,600
Cadence Bank(c)	44,770	1,709,766
Cathay General Bancorp	8,782	456,752
Central Pacific Financial Corp.	4,986	159,153
Chicago Atlantic Real Estate Finance, Inc.(c)	4,024	64,827
City Holding Co.(c)	1,920	252,134
CNO Financial Group, Inc.	18,603	742,260
Cohen & Steers, Inc.(c)	7,178	751,249
Community Financial System, Inc.	2,961	204,990
Community Trust Bancorp, Inc.	2,735	161,310
Compass Diversified Holdings	4,460	105,702
ConnectOne Bancorp, Inc.	4,637	127,518
CrossFirst Bankshares, Inc.(b)	5,457	94,461
Customers Bancorp, Inc.(b)	3,399	191,874
CVB Financial Corp.(c)	21,551	504,724
	Shares	Value
Financials-(continued)
DigitalBridge Group, Inc.	10,815	$141,677
Dime Community Bancshares, Inc.	3,985	142,982
Donnelley Financial Solutions, Inc.(b)	4,638	279,440
Dynex Capital, Inc.	6,486	81,399
Eastern Bankshares, Inc.	16,376	305,249
Employers Holdings, Inc.	4,540	242,254
Enact Holdings, Inc.	11,458	403,436
Enova International, Inc.(b)	1,635	172,509
Enstar Group Ltd.(b)	2,327	755,577
Enterprise Financial Services Corp.	2,477	150,081
Equity Bancshares, Inc., Class A(c)	2,163	103,802
Essent Group Ltd.	25,344	1,464,376
EVERTEC, Inc.	1,549	55,764
F&G Annuities & Life, Inc.(c)	3,892	188,100
FB Financial Corp.	6,488	366,248
Federal Agricultural Mortgage Corp., Class C(c)	1,669	356,281
First Bancorp	39,449	815,805
First Bancorp/Southern Pines NC	2,162	102,263
First Busey Corp.	8,191	218,618
First Commonwealth Financial Corp.	9,057	170,543
First Community Bankshares, Inc.	2,845	131,354
First Financial Bancorp	10,048	296,717
First Financial Bankshares, Inc.	11,785	491,199
First Financial Corp.	1,735	84,737
First Interstate BancSystem, Inc., Class A	9,736	340,468
First Merchants Corp.	10,991	480,856
First Mid Bancshares, Inc.	5,255	220,763
FirstCash Holdings, Inc.	13,086	1,424,542
Flagstar Financial, Inc.(c)	5,871	70,276
Franklin BSP Realty Trust, Inc.(c)	7,208	94,281
Fulton Financial Corp.	39,834	859,618
GCM Grosvenor, Inc., Class A	13,286	164,879
Genworth Financial, Inc., Class A(b)	45,920	358,176
German American Bancorp, Inc.(c)	4,636	208,527
Glacier Bancorp, Inc.	13,428	777,347
Goosehead Insurance, Inc., Class A(b)(c)	1,965	247,826
Greenlight Capital Re Ltd., Class A(b)	8,321	124,233
HA Sustainable Infrastructure Capital, Inc.(c)	20,081	629,740
Hamilton Lane, Inc., Class A	17,846	3,433,570
Hancock Whitney Corp.	8,794	522,188
HarborOne Bancorp, Inc.	6,145	79,148
HCI Group, Inc.(c)	2,369	288,710
Heartland Financial USA, Inc.	8,983	606,981
Heritage Financial Corp.	3,476	91,940
Hilltop Holdings, Inc.	3,455	109,351
Home BancShares, Inc.	18,701	593,944
HomeTrust Bancshares, Inc.	2,831	105,002
Hope Bancorp, Inc.	23,220	316,256
Horace Mann Educators Corp.	7,183	300,752
Horizon Bancorp, Inc.	4,237	77,495
Independent Bank Corp.	4,572	330,967
Independent Bank Corp.	4,916	184,989
Independent Bank Group, Inc.	3,257	217,958
International Bancshares Corp.	12,244	895,404
International Money Express, Inc.(b)	2,974	62,662
Investors Title Co.	308	88,245
Jackson Financial, Inc., Class A	16,664	1,669,566
Ladder Capital Corp.	10,993	130,377
Lakeland Financial Corp.(c)	3,590	263,721
Live Oak Bancshares, Inc.	4,384	207,802
Mercantile Bank Corp.	3,351	167,718
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Merchants Bancorp(c)	4,918	$203,015
Mercury General Corp.	8,937	705,666
MetroCity Bankshares, Inc.	4,711	161,776
Midland States Bancorp, Inc.	2,786	74,804
Moelis & Co., Class A	6,677	513,995
Mr. Cooper Group, Inc.(b)	19,641	1,937,977
National Bank Holdings Corp., Class A	5,649	269,683
NBT Bancorp, Inc.	5,784	289,894
NCR Atleos Corp.(b)	5,166	169,496
Nelnet, Inc., Class A	1,374	149,656
Nicolet Bankshares, Inc.	1,547	172,336
NMI Holdings, Inc., Class A(b)	20,046	801,640
Northeast Bank	1,140	112,233
Northrim BanCorp, Inc.(c)	1,090	92,726
Northwest Bancshares, Inc.	12,006	176,248
OceanFirst Financial Corp.	3,399	70,291
OFG Bancorp	10,713	486,584
Old National Bancorp	67,460	1,562,374
Old Second Bancorp, Inc.	4,634	86,192
Orange County Bancorp, Inc.	1,703	101,567
Origin Bancorp, Inc.	2,959	101,671
Orrstown Financial Services, Inc.	2,523	99,659
Pacific Premier Bancorp, Inc.	10,098	286,783
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	6,138	45,053
Palomar Holdings, Inc.(b)	5,030	544,749
Park National Corp.	3,625	690,055
Pathward Financial, Inc.	2,337	196,028
Patria Investments Ltd., Class A (Cayman Islands)(c)	5,231	62,563
Payoneer Global, Inc.(b)	40,480	441,637
PennyMac Financial Services, Inc.	3,601	385,775
PennyMac Mortgage Investment Trust(c)	4,758	64,661
Peoples Bancorp, Inc.(c)	4,633	162,526
Perella Weinberg Partners	9,772	250,847
Piper Sandler Cos.	5,690	1,951,613
PJT Partners, Inc., Class A	7,148	1,196,289
Preferred Bank(c)	3,645	343,833
Premier Financial Corp.(c)	4,633	128,380
Provident Financial Services, Inc.	5,869	123,953
QCR Holdings, Inc.	3,608	332,333
Radian Group, Inc.	39,666	1,419,646
RBB Bancorp	4,360	104,030
Redwood Trust, Inc.	7,675	54,953
Renasant Corp.	4,762	179,146
Republic Bancorp, Inc., Class A	1,545	117,845
S&T Bancorp, Inc.	5,456	233,462
Safety Insurance Group, Inc.	2,046	175,629
Sandy Spring Bancorp, Inc.	2,783	104,863
Seacoast Banking Corp. of Florida	7,109	212,986
Selective Insurance Group, Inc.	7,412	756,691
ServisFirst Bancshares, Inc.(c)	9,182	879,452
Simmons First National Corp., Class A	8,605	210,478
SiriusPoint Ltd. (Sweden)(b)	21,318	328,724
Skyward Specialty Insurance Group, Inc.(b)	13,188	713,603
Southside Bancshares, Inc.	2,120	74,454
SouthState Corp.	9,489	1,050,337
Stellar Bancorp, Inc.	2,401	74,455
StepStone Group, Inc., Class A	14,547	958,502
Stewart Information Services Corp.	6,432	482,979
Stock Yards Bancorp, Inc.(c)	2,165	164,800
StoneX Group, Inc.(b)	3,736	387,647
Texas Capital Bancshares, Inc.(b)	3,608	319,128
	Shares	Value
Financials-(continued)
Towne Bank	9,498	$347,912
TriCo Bancshares	2,784	134,579
Triumph Financial, Inc.(b)(c)	2,591	277,470
Trustmark Corp.	14,107	551,725
UMB Financial Corp.	10,445	1,310,743
United Bankshares, Inc.	15,587	658,863
United Community Banks, Inc.	8,478	286,641
Univest Financial Corp.	4,105	130,375
Valley National Bancorp	31,467	334,809
Veritex Holdings, Inc.	3,655	111,149
Victory Capital Holdings, Inc., Class A	20,352	1,414,057
Virtus Investment Partners, Inc.	793	195,847
WaFd, Inc.	6,249	228,588
Walker & Dunlop, Inc.	5,986	659,537
Washington Trust Bancorp, Inc.	1,798	66,778
WesBanco, Inc.	6,581	232,573
Westamerica Bancorporation	5,871	335,997
WisdomTree, Inc.(c)	36,325	434,084
WSFS Financial Corp.	8,026	481,721
		71,128,791
Health Care-8.66%
Addus HomeCare Corp.(b)	3,812	468,266
ADMA Biologics, Inc.(b)	10,815	217,490
Agios Pharmaceuticals, Inc.(b)	6,639	394,290
Alkermes PLC(b)	7,528	218,463
Amneal Pharmaceuticals, Inc.(b)	9,118	75,406
ANI Pharmaceuticals, Inc.(b)(c)	3,365	192,579
Anika Therapeutics, Inc.(b)(c)	2,103	37,265
Arcellx, Inc.(b)(c)	1,020	89,831
Artivion, Inc.(b)	4,026	118,848
Astrana Health, Inc.(b)(c)	11,989	518,524
Catalyst Pharmaceuticals, Inc.(b)	23,223	512,532
Collegium Pharmaceutical, Inc.(b)(c)	10,786	328,973
Corcept Therapeutics, Inc.(b)(c)	52,674	3,038,236
CorVel Corp.(b)	4,850	1,772,190
Dyne Therapeutics, Inc.(b)(c)	2,613	79,984
Ensign Group, Inc. (The)	20,196	2,952,857
Glaukos Corp.(b)(c)	2,161	310,428
Haemonetics Corp.(b)(c)	3,533	309,031
Halozyme Therapeutics, Inc.(b)(c)	33,735	1,626,027
Harmony Biosciences Holdings, Inc.(b)(c)	2,652	91,945
HealthEquity, Inc.(b)	10,587	1,075,004
HealthStream, Inc.	4,016	132,930
Hims & Hers Health, Inc.(b)(c)	19,874	640,340
Inari Medical, Inc.(b)(c)	1,241	64,433
Innoviva, Inc.(b)(c)	6,171	117,187
Integer Holdings Corp.(b)(c)	6,559	921,539
Integra LifeSciences Holdings Corp.(b)	2,200	54,076
Ironwood Pharmaceuticals, Inc.(b)	30,068	105,839
Krystal Biotech, Inc.(b)(c)	1,664	328,507
Lantheus Holdings, Inc.(b)	4,018	358,687
LeMaitre Vascular, Inc.	5,936	635,093
Ligand Pharmaceuticals, Inc.(b)(c)	676	82,114
LivaNova PLC(b)(c)	4,835	253,837
MannKind Corp.(b)(c)	15,415	104,514
Merit Medical Systems, Inc.(b)	5,384	559,398
National HealthCare Corp.	9,975	1,248,870
Option Care Health, Inc.(b)(c)	12,184	289,979
Prestige Consumer Healthcare, Inc.(b)	5,346	453,180
PTC Therapeutics, Inc.(b)(c)	3,368	147,788
RadNet, Inc.(b)	5,963	487,535
Select Medical Holdings Corp.(c)	4,785	101,011
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
SIGA Technologies, Inc.(c)	20,911	$152,232
Simulations Plus, Inc.(c)	1,595	50,673
Supernus Pharmaceuticals, Inc.(b)	2,164	79,137
SurModics, Inc.(b)(c)	1,443	56,926
Talkspace, Inc.(b)(c)	20,556	70,302
TransMedics Group, Inc.(b)(c)	930	80,640
Twist Bioscience Corp.(b)	2,393	117,688
U.S. Physical Therapy, Inc.	469	46,318
UFP Technologies, Inc.(b)(c)	2,392	772,425
Vericel Corp.(b)(c)	7,269	422,620
		23,363,987
Industrials-24.03%
AAR Corp.(b)	1,001	69,590
ABM Industries, Inc.	8,163	466,679
AeroVironment, Inc.(b)(c)	4,448	865,136
Alamo Group, Inc.	1,023	204,549
Albany International Corp., Class A	1,049	86,962
Alight, Inc., Class A(b)	17,114	136,912
American Woodmark Corp.(b)	3,119	283,143
Apogee Enterprises, Inc.	7,981	672,080
Applied Industrial Technologies, Inc.	12,254	3,366,419
ArcBest Corp.	822	94,760
Arcosa, Inc.	3,475	377,524
Argan, Inc.	6,934	1,081,288
Aris Water Solutions, Inc., Class A	3,752	100,929
Astec Industries, Inc.	1,570	60,618
Atkore, Inc.	842	79,409
Atmus Filtration Technologies, Inc.	56,873	2,462,032
AZZ, Inc.	15,087	1,405,203
Barnes Group, Inc.	3,404	159,443
Barrett Business Services, Inc.	6,354	272,650
Beacon Roofing Supply, Inc.(b)	6,510	735,760
Blue Bird Corp.(b)(c)	5,390	219,103
Boise Cascade Co.	1,757	259,333
BrightView Holdings, Inc.(b)(c)	5,434	92,921
Brink’s Co. (The)	7,983	772,036
Cadre Holdings, Inc.	6,996	233,596
CBIZ, Inc.(b)	15,525	1,282,054
CECO Environmental Corp.(b)(c)	5,588	179,095
Cimpress PLC (Ireland)(b)(c)	2,781	223,314
Construction Partners, Inc., Class A(b)(c)	10,814	1,098,811
CoreCivic, Inc.(b)	15,799	352,792
Costamare, Inc. (Monaco)	6,658	87,886
CRA International, Inc.	3,499	682,410
CSW Industrials, Inc.	7,707	3,255,360
Deluxe Corp.	4,426	102,550
Distribution Solutions Group, Inc.(b)(c)	1,740	68,060
DNOW, Inc.(b)	16,683	251,079
DXP Enterprises, Inc.(b)	1,488	109,026
Dycom Industries, Inc.(b)	1,161	210,327
Enerpac Tool Group Corp.	11,242	542,539
EnerSys	2,724	263,302
Ennis, Inc.	3,399	72,501
Enpro, Inc.	2,533	478,990
ESCO Technologies, Inc.	3,576	530,714
ExlService Holdings, Inc.(b)	30,233	1,401,602
Exponent, Inc.	6,035	595,715
Federal Signal Corp.(c)	27,198	2,649,357
First Advantage Corp.(b)(c)	9,581	184,243
Fluor Corp.(b)	5,761	323,365
Franklin Electric Co., Inc.	5,356	580,055
FTAI Aviation Ltd.	15,871	2,679,342
	Shares	Value
Industrials-(continued)
FTAI Infrastructure, Inc.	6,481	$56,061
GATX Corp.	2,278	373,956
Genco Shipping & Trading Ltd.	3,719	59,021
Gencor Industries, Inc.(b)(c)	3,399	75,424
GEO Group, Inc. (The)(b)	42,122	1,200,898
Gibraltar Industries, Inc.(b)	6,876	498,097
Global Industrial Co.	2,919	82,462
GMS, Inc.(b)	8,484	851,369
Golden Ocean Group Ltd. (Norway)	11,353	113,530
Gorman-Rupp Co. (The)	5,008	213,341
Graham Corp.(b)(c)	4,429	198,508
Granite Construction, Inc.(c)	980	97,383
Greenbrier Cos., Inc. (The)	5,459	371,212
Griffon Corp.	11,159	940,704
H&E Equipment Services, Inc.	1,842	110,041
Heidrick & Struggles International, Inc.	4,634	213,813
Herc Holdings, Inc.(c)	624	144,768
Hillman Solutions Corp.(b)	13,535	154,299
Huron Consulting Group, Inc.(b)	2,165	265,884
Hyster-Yale, Inc.	2,538	142,737
ICF International, Inc.	3,667	508,136
IES Holdings, Inc.(b)	3,783	1,172,181
Insperity, Inc.	3,643	287,251
Insteel Industries, Inc.	1,545	45,547
Interface, Inc.	6,518	173,053
Janus International Group, Inc.(b)	28,025	209,627
Kadant, Inc.(c)	3,000	1,238,370
Karat Packaging, Inc.	2,010	62,089
Kelly Services, Inc., Class A	9,502	139,204
Kennametal, Inc.	3,405	97,723
Kforce, Inc.	2,668	160,053
Korn Ferry	15,306	1,199,072
Kratos Defense & Security Solutions, Inc.(b)	8,478	229,669
LB Foster Co., Class A(b)	4,784	137,444
Legalzoom.com, Inc.(b)	7,255	57,532
Leonardo DRS, Inc.(b)(c)	8,001	278,195
Limbach Holdings, Inc.(b)	1,527	151,921
Lindsay Corp.	443	58,817
Liquidity Services, Inc.(b)	3,121	79,804
LSI Industries, Inc.	6,027	123,192
MasterBrand, Inc.(b)	13,904	240,539
Matrix Service Co.(b)(c)	5,151	68,302
Matson, Inc.	3,382	518,055
Maximus, Inc.	5,011	373,319
McGrath RentCorp	1,779	216,771
Miller Industries, Inc.	3,472	255,609
MillerKnoll, Inc.	12,052	302,987
Moog, Inc., Class A	3,619	800,776
MRC Global, Inc.(b)	4,846	67,699
Mueller Industries, Inc.	16,997	1,372,848
Mueller Water Products, Inc., Class A	21,652	542,166
MYR Group, Inc.(b)	4,331	683,865
National Presto Industries, Inc.	1,130	90,084
OPENLANE, Inc.(b)(c)	10,821	218,584
Park Aerospace Corp.(c)	4,018	61,516
Powell Industries, Inc.(c)	1,090	291,444
Primoris Services Corp.	21,692	1,815,837
Resideo Technologies, Inc.(b)	3,073	83,524
REV Group, Inc.	16,336	506,743
Rush Enterprises, Inc., Class A(c)	4,985	308,821
SkyWest, Inc.(b)	854	97,988
SPX Technologies, Inc.(b)	8,619	1,520,736
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Standex International Corp.	2,256	$469,000
Steelcase, Inc., Class A	17,006	229,071
Sterling Infrastructure, Inc.(b)	7,121	1,384,678
Tecnoglass, Inc.(c)	1,308	106,013
Tennant Co.	8,437	745,578
Terex Corp.	5,646	309,344
Thermon Group Holdings, Inc.(b)	6,041	190,654
TriNet Group, Inc.	5,993	559,926
Trinity Industries, Inc.	14,070	530,439
Tutor Perini Corp.(b)	3,732	101,436
UFP Industries, Inc.	3,678	499,840
UniFirst Corp.	1,273	255,708
V2X, Inc.(b)	2,380	143,395
Verra Mobility Corp., Class A(b)	20,063	474,691
Virco Mfg. Corp.(c)	4,412	72,445
Watts Water Technologies, Inc., Class A	4,760	1,027,160
Werner Enterprises, Inc.(c)	2,163	88,423
WNS (Holdings) Ltd. (India)(b)(c)	5,869	318,276
Zurn Elkay Water Solutions Corp.	39,540	1,574,483
		64,853,725
Information Technology-11.32%
A10 Networks, Inc.	12,333	210,278
ACI Worldwide, Inc.(b)	16,174	919,007
Adeia, Inc.	6,362	77,107
Advanced Energy Industries, Inc.	1,001	115,155
Agilysys, Inc.(b)	1,653	221,998
Alarm.com Holdings, Inc.(b)(c)	3,962	258,085
Alkami Technology, Inc.(b)(c)	11,295	445,814
Altair Engineering, Inc., Class A(b)(c)	5,604	591,838
ASGN, Inc.(b)	10,769	985,902
AvePoint, Inc.(b)(c)	36,600	645,990
Badger Meter, Inc.	9,688	2,100,552
Bel Fuse, Inc., Class B(c)	711	57,008
Belden, Inc.	4,315	528,156
Benchmark Electronics, Inc.	7,439	360,717
Blackbaud, Inc.(b)(c)	2,628	220,594
BlackLine, Inc.(b)	1,630	101,076
Box, Inc., Class A(b)	10,821	379,709
Braze, Inc., Class A(b)(c)	1,555	61,765
Calix, Inc.(b)	2,391	77,779
Clearwater Analytics Holdings, Inc., Class A(b)(c)	10,696	332,004
Commvault Systems, Inc.(b)	21,020	3,606,822
Couchbase, Inc.(b)(c)	2,723	55,849
CTS Corp.	5,504	302,225
Daily Journal Corp.(b)	286	161,450
Daktronics, Inc.(b)	16,483	253,838
E2open Parent Holdings, Inc.(b)	16,388	49,819
ePlus, Inc.(b)(c)	7,003	566,263
Fabrinet (Thailand)(b)	16,888	3,961,587
FormFactor, Inc.(b)	14,723	589,803
Freshworks, Inc., Class A(b)	5,253	83,995
Hackett Group, Inc. (The)	2,240	70,202
Immersion Corp.(c)	5,413	48,392
Impinj, Inc.(b)(c)	377	72,463
Insight Enterprises, Inc.(b)(c)	411	64,301
InterDigital, Inc.(c)	5,254	1,029,574
Itron, Inc.(b)	5,675	672,658
Jamf Holding Corp.(b)(c)	3,294	48,092
LiveRamp Holdings, Inc.(b)	3,400	103,224
MeridianLink, Inc.(b)(c)	2,882	67,295
Mirion Technologies, Inc.(b)(c)	15,919	268,553
	Shares	Value
Information Technology-(continued)
Napco Security Technologies, Inc.	8,167	$320,391
NCR Voyix Corp.(b)(c)	7,426	107,751
Novanta, Inc.(b)	3,214	536,674
NVE Corp.(c)	1,432	110,665
OSI Systems, Inc.(b)(c)	1,056	187,334
Photronics, Inc.(b)	8,317	207,176
Plexus Corp.(b)	4,294	705,934
Power Integrations, Inc.	794	52,015
Q2 Holdings, Inc.(b)	10,082	1,055,989
Qualys, Inc.(b)	9,766	1,500,058
Rambus, Inc.(b)	15,830	915,132
ReposiTrak, Inc.(c)	3,723	85,555
Sanmina Corp.(b)	7,897	627,101
Sapiens International Corp. N.V. (Israel)(c)	9,757	266,659
ScanSource, Inc.(b)	2,089	105,306
SEMrush Holdings, Inc., Class A(b)(c)	6,610	89,896
Semtech Corp.(b)(c)	16,884	1,081,251
SolarWinds Corp.	4,016	53,614
Sprinklr, Inc., Class A(b)(c)	13,077	107,754
SPS Commerce, Inc.(b)	2,610	503,913
Synaptics, Inc.(b)(c)	1,150	92,276
Tenable Holdings, Inc.(b)	3,709	155,704
TTM Technologies, Inc.(b)	6,009	146,499
Varonis Systems, Inc.(b)(c)	4,287	214,178
Veeco Instruments, Inc.(b)(c)	3,100	86,397
Verint Systems, Inc.(b)(c)	1,823	45,940
Vertex, Inc., Class A(b)(c)	4,911	266,422
Vishay Intertechnology, Inc.	3,200	61,120
Xerox Holdings Corp.	10,198	93,210
		30,548,853
Materials-4.61%
Arch Resources, Inc.(c)	1,349	231,920
Ardagh Metal Packaging S.A.	17,362	63,892
Avient Corp.	2,505	128,381
Balchem Corp.	4,358	786,706
Cabot Corp.	8,277	907,325
Carpenter Technology Corp.	8,634	1,675,341
Clearwater Paper Corp.(b)	1,545	41,900
Commercial Metals Co.	13,847	854,221
Constellium SE(b)	13,905	170,475
H.B. Fuller Co.	3,521	270,730
Hawkins, Inc.	4,522	608,254
Ingevity Corp.(b)	1,543	74,944
Innospec, Inc.	6,743	799,787
Kaiser Aluminum Corp.	1,000	81,280
Knife River Corp.(b)	18,406	1,905,021
Koppers Holdings, Inc.	1,541	59,267
Materion Corp.	662	76,541
Metallus, Inc.(b)(c)	2,271	37,858
Minerals Technologies, Inc.	6,693	545,948
Orion S.A. (Germany)	2,631	48,463
Pactiv Evergreen, Inc.	5,877	79,751
Quaker Chemical Corp.(c)	821	129,472
Sensient Technologies Corp.	2,894	224,690
Summit Materials, Inc., Class A(b)	5,732	291,988
SunCoke Energy, Inc.	10,810	134,693
Sylvamo Corp.	4,567	421,488
TriMas Corp.	2,068	54,637
Tronox Holdings PLC, Class A(c)	2,793	33,795
United States Lime & Minerals, Inc.	6,509	995,877
Universal Stainless & Alloy Products, Inc.(b)	3,503	155,603
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Warrior Met Coal, Inc.(c)	6,502	$457,221
Worthington Steel, Inc.	2,161	96,899
		12,444,368
Real Estate-7.08%
Acadia Realty Trust	21,543	556,886
Alexander & Baldwin, Inc.	5,123	100,821
Alexander’s, Inc.	1,103	246,642
American Assets Trust, Inc.	12,823	364,686
Apple Hospitality REIT, Inc.	12,787	205,999
Armada Hoffler Properties, Inc.	6,594	72,864
Brandywine Realty Trust(c)	13,000	72,800
Broadstone Net Lease, Inc.(c)	34,986	612,605
CareTrust REIT, Inc.	23,019	685,736
Centerspace	3,602	261,145
COPT Defense Properties(c)	11,476	378,134
CTO Realty Growth, Inc.(c)	4,202	85,763
Curbline Properties Corp.(b)	16,429	398,567
Cushman & Wakefield PLC(b)	39,281	600,999
Douglas Emmett, Inc.(c)	24,966	483,342
Easterly Government Properties, Inc.	6,625	81,620
Elme Communities	7,669	129,913
Empire State Realty Trust, Inc., Class A	41,282	452,451
Essential Properties Realty Trust, Inc.(c)	19,712	672,179
Farmland Partners, Inc.(c)	5,871	74,620
Forestar Group, Inc.(b)	11,224	335,036
Four Corners Property Trust, Inc.(c)	11,203	332,841
FRP Holdings, Inc.(b)(c)	1,702	54,260
Getty Realty Corp.(c)	3,226	106,071
Gladstone Commercial Corp.	7,078	124,644
Global Medical REIT, Inc.	6,884	61,199
Independence Realty Trust, Inc.(c)	17,663	385,760
Innovative Industrial Properties, Inc.(c)	11,173	1,218,080
JBG SMITH Properties, (Acquired 07/05/2024; Cost $147,628)(d)	9,576	163,654
Kite Realty Group Trust	17,747	489,285
LTC Properties, Inc.	10,414	401,876
LXP Industrial Trust	21,042	196,743
Macerich Co. (The)(c)	6,446	136,720
Marcus & Millichap, Inc.	1,843	76,687
National Health Investors, Inc.(c)	14,889	1,141,242
NETSTREIT Corp.	8,827	143,086
Newmark Group, Inc., Class A	13,338	206,472
One Liberty Properties, Inc.(c)	5,258	158,108
Pebblebrook Hotel Trust	6,409	88,765
Phillips Edison & Co., Inc.	15,129	597,595
Piedmont Office Realty Trust, Inc., Class A	11,615	110,575
Plymouth Industrial REIT, Inc.	3,403	63,772
PotlatchDeltic Corp.	4,318	193,619
Retail Opportunity Investments Corp.	8,845	153,903
RLJ Lodging Trust	6,198	63,282
RMR Group, Inc. (The), Class A	4,161	92,374
Ryman Hospitality Properties, Inc.(c)	1,208	141,626
Sabra Health Care REIT, Inc.	28,571	535,135
Safehold, Inc.(c)	2,587	55,258
Saul Centers, Inc.	1,790	73,587
	Shares	Value
Real Estate-(continued)
SITE Centers Corp.	8,108	$125,836
SL Green Realty Corp.	7,827	611,993
St. Joe Co. (The)	9,419	481,122
Sunstone Hotel Investors, Inc.	37,611	404,318
Tanger, Inc.	17,244	637,511
Terreno Realty Corp.	17,395	1,054,659
UMH Properties, Inc.	7,721	148,243
Uniti Group, Inc.(c)	15,338	90,648
Urban Edge Properties	32,863	756,178
Whitestone REIT	15,759	231,972
Xenia Hotels & Resorts, Inc.	8,261	127,054
		19,108,561
Utilities-1.38%
ALLETE, Inc.	6,999	454,095
American States Water Co.	1,512	128,989
Avista Corp.	4,257	164,703
Black Hills Corp.	2,907	186,252
California Water Service Group	2,780	142,308
Consolidated Water Co. Ltd.	4,513	121,535
MGE Energy, Inc.	1,632	170,185
New Jersey Resources Corp.	1,642	84,694
Northwest Natural Holding Co.	2,163	94,783
NorthWestern Energy Group, Inc.	2,433	134,399
ONE Gas, Inc.	1,502	117,111
Ormat Technologies, Inc.(c)	929	75,825
Otter Tail Corp.(c)	4,110	331,430
Portland General Electric Co.	4,015	192,399
Southwest Gas Holdings, Inc.	11,319	884,693
Spire, Inc.	4,187	306,447
TXNM Energy, Inc.(c)	1,587	77,842
Unitil Corp.	1,019	61,160
		3,728,850
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $215,716,438)		269,546,122
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.24%
Invesco Private Government Fund, 4.63%(e)(f)(g)	10,768,045	10,768,045
Invesco Private Prime Fund, 4.71%(e)(f)(g)	27,658,659	27,666,957
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,435,002)		38,435,002
TOTAL INVESTMENTS IN SECURITIES-114.12% (Cost $254,151,440)		307,981,124
OTHER ASSETS LESS LIABILITIES-(14.12)%		(38,111,949)
NET ASSETS-100.00%		$269,869,175
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $247,358, which represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$79,018	$1,834,607	$(1,913,625)	$-	$-	$-	$1,926
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,087,000	25,902,085	(26,221,040)	-	-	10,768,045	137,158 *
Invesco Private Prime Fund	29,671,402	49,946,001	(51,947,580)	(2,747)	(119)	27,666,957	372,032 *
Total	$40,837,420	$77,682,693	$(80,082,245)	$(2,747)	$(119)	$38,435,002	$511,116

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities held by certain Funds may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$486,842,825	$-	$-	$486,842,825
Money Market Funds	-	15,360,137	-	15,360,137
Total Investments	$486,842,825	$15,360,137	$-	$502,202,962
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,302,177,282	$-	$68,475	$5,302,245,757
Money Market Funds	-	24,196,115	-	24,196,115
Total Investments	$5,302,177,282	$24,196,115	$68,475	$5,326,441,872
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$269,546,122	$-	$-	$269,546,122
Money Market Funds	-	38,435,002	-	38,435,002
Total Investments	$269,546,122	$38,435,002	$-	$307,981,124